Investments in Unconsolidated Real Estate Ventures - Summary of Investments in Unconsolidated Real Estate Ventures (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Investments In Unconsolidated Real Estate Ventures [Line Items]
Carrying Value of Investment		$ 34,669,282		$ 28,522,082		$ 18,943,284
Dupont, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		October 2019	[1]	October 2019	[2]
Carrying Value of Investment		$ 4,021,152	[1]	$ 4,245,434	[1],[2]	0	[2]
East York, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		June 2020	[3]	June 2020	[4]
Carrying Value of Investment		$ 6,120,190	[3]	$ 6,039,951	[3],[4]	6,393,576	[4]
Brampton, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		November 2020	[3]	November 2020	[4]
Carrying Value of Investment		$ 2,175,893	[3]	$ 2,166,186	[3],[4]	2,354,346	[4]
Vaughan, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		January 2021	[3]	January 2021	[4]
Carrying Value of Investment		$ 2,539,469	[3]	$ 2,625,089	[3],[4]	2,871,265	[4]
Oshawa, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		August 2021	[3]	August 2021	[4]
Carrying Value of Investment		$ 1,423,024	[3]	$ 1,506,798	[3],[4]	1,801,413	[4]
Scarborough, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		November 2021	[3]	November 2021	[4]
Carrying Value of Investment		$ 2,294,815	[3]	$ 2,364,175	[3],[4]	2,862,677	[4]
Aurora, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		December 2022	[1]	December 2022	[2]
Carrying Value of Investment		$ 2,546,385	[1]	$ 2,546,407	[1],[2]	0	[2]
Markham, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		Under Development	[1]	Under Development	[2]
Carrying Value of Investment		$ 1,741,604	[1]	$ 1,038,541	[1],[2]	0	[2]
Kingspoint Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational		March 2023	[3]	March 2023	[4]
Carrying Value of Investment		$ 3,888,588	[3]	$ 3,342,969	[3],[4]	2,660,007	[4]
Regent, Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[5]	Under Development		Under Development
Carrying Value of Investment	[5]	$ 2,663,964		$ 2,646,532		$ 0
North Whitby Ontario
Investments In Unconsolidated Real Estate Ventures [Line Items]
Date Real Estate Venture Became Operational	[6]	Under Development
Carrying Value of Investment	[6]	$ 5,254,198		$ 0

[1]	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
[2]	These joint venture properties were acquired through the SSGT II Merger.
[3]	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
[4]	These joint venture properties were acquired through the SST IV Merger.
[5]	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.
[6]	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.